PGIM Wadhwani Systematic Absolute Return Fund
Schedule of Investments  (unaudited)
as of January 31, 2023
Description	Shares	Value
Short-Term Investment 79.6%
Unaffiliated Fund
Dreyfus Government Cash Management (Institutional Shares) (cost $35,798,604)	35,798,604	$35,798,604

TOTAL INVESTMENTS 79.6% (cost $35,798,604)		35,798,604
Other assets in excess of liabilities(z) 20.4%		9,186,949

Net Assets 100.0%		$44,985,553

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
CHF—Swiss Franc
CLP—Chilean Peso
CNH—Chinese Renminbi
COP—Colombian Peso
CZK—Czech Koruna
EUR—Euro
GBP—British Pound
HUF—Hungarian Forint
IDR—Indonesian Rupiah
ILS—Israeli Shekel
INR—Indian Rupee
JPY—Japanese Yen
KRW—South Korean Won
MXN—Mexican Peso
NOK—Norwegian Krone
NZD—New Zealand Dollar
PHP—Philippine Peso
PLN—Polish Zloty
SEK—Swedish Krona
SGD—Singapore Dollar
THB—Thai Baht
TRY—Turkish Lira
TWD—New Taiwanese Dollar
ZAR—South African Rand

AEX—Amsterdam Stock Exchange
ASX—Australian Securities Exchange
BTP—Buoni del Tesoro Poliennali
CAC40—French Stock Market Index
CME—Chicago Mercantile Exchange
DAX—German Stock Index
EURIBOR—Euro Interbank Offered Rate
FTSE—Financial Times Stock Exchange

PGIM Wadhwani Systematic Absolute Return Fund
Schedule of Investments  (unaudited) (continued)
as of January 31, 2023
JSE—Johannesburg Stock Exchange
KLCI—Kuala Lumpur Composite Index
KOSPI—Korean Composite Stock Price Index
MIB—Borsa Italiana Stock Exchange
MSC—Morgan Stanley & Co. LLC
MSCI—Morgan Stanley Capital International
OAT—Obligations Assimilables du Tresor
OMXS—Nordic Exchange Stockholm Index
OTC—Over-the-counter
S&P—Standard & Poor’s
SET—Stock Exchange of Thailand
SGX—Singapore Exchange
SOFR—Secured Overnight Financing Rate
SONIA—Sterling Overnight Index Average
SPI—Share Price Index
STOXX—Stock Index of the Eurozone
TOPIX—Tokyo Stock Price Index
TSX—Toronto Stock Exchange

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at January 31, 2023:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
1	90 Day ASX Bank Bill	Jun. 2023	$699,246	$340
3	90 Day ASX Bank Bill	Sep. 2023	2,097,483	355
3	90 Day ASX Bank Bill	Dec. 2023	2,097,637	1,089
3	3 Month CME SOFR	Dec. 2023	716,887	(355)
1	3 Month SONIA Index	Jun. 2023	294,651	(16)
1	3 Month SONIA Index	Sep. 2023	294,913	153
29	3 Month SONIA Index	Mar. 2024	8,590,468	3,020
57	5 Year Euro-Bobl	Mar. 2023	7,268,794	(35,986)
45	5 Year U.S. Treasury Notes	Mar. 2023	4,915,899	(8,113)
16	10 Year Australian Treasury Bonds	Mar. 2023	1,360,038	(2,670)
28	10 Year Canadian Government Bonds	Mar. 2023	2,657,006	(21,963)
47	10 Year Euro-Bund	Mar. 2023	6,990,962	(74,759)
2	10 Year Japanese Bonds	Mar. 2023	2,251,911	(4,078)
17	10 Year U.S. Treasury Notes	Mar. 2023	1,946,766	(2,397)
19	20 Year U.S. Treasury Bonds	Mar. 2023	2,467,625	(9,429)
10	30 Year Euro Buxl	Mar. 2023	1,565,496	(17,292)
12	30 Year U.S. Ultra Treasury Bonds	Mar. 2023	1,701,000	(5,265)
27	ASX SPI 200 Index	Mar. 2023	3,537,632	19,587
6	CAC40 10 Euro	Feb. 2023	462,506	1,594
1	DAX Index	Mar. 2023	412,410	(3,562)

PGIM Wadhwani Systematic Absolute Return Fund
Schedule of Investments  (unaudited) (continued)
as of January 31, 2023
Futures contracts outstanding at January 31, 2023 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions (cont’d):
32	Euro STOXX 50 Index	Mar. 2023	$1,451,041	$2,171
12	Euro-OAT	Mar. 2023	1,715,784	(21,381)
11	FTSE 100 Index	Mar. 2023	1,050,937	799
2	FTSE Bursa Malaysia KLCI Index	Feb. 2023	34,918	(311)
8	FTSE/JSE Top 40 Index	Mar. 2023	339,375	7,733
2	FTSE/MIB Index	Mar. 2023	289,910	11,625
6	Nikkei 225 (SGX)	Mar. 2023	629,662	(1,125)
2	Russell 2000 E-Mini Index	Mar. 2023	193,940	2,207
14	S&P/TSX 60 Index	Mar. 2023	2,638,698	18,961
37	SET 50 Index	Mar. 2023	222,000	(3,507)
14	TOPIX Index	Mar. 2023	2,124,765	(1,305)
				(143,880)
Short Positions:
2	3 Month Euro EURIBOR	Sep. 2023	524,523	312
4	3 Month Euro EURIBOR	Dec. 2023	1,050,078	461
1	3 Month CME SOFR	Jun. 2023	237,762	(64)
1	3 Month CME SOFR	Sep. 2023	238,150	161
1	3 Month SONIA Index	Dec. 2023	295,483	(248)
72	2 Year U.S. Treasury Notes	Mar. 2023	14,806,688	(5,058)
19	10 Year U.K. Gilt	Mar. 2023	2,448,058	8,112
2	AEX Index	Feb. 2023	323,897	1,082
153	Euro Schatz Index	Mar. 2023	17,588,984	10,236
1	Euro-BTP Italian Government Bond	Mar. 2023	124,066	1,554
4	KOSPI 200 Index	Mar. 2023	258,686	(6,164)
7	OMXS 30 Index	Feb. 2023	147,328	1,567
4	S&P 500 E-Mini Index	Mar. 2023	818,000	(9,419)
1	MSCI Taiwan Stock Index	Feb. 2023	53,490	(663)
				1,869
				$(142,011)
Forward foreign currency exchange contracts outstanding at January 31, 2023:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 02/15/23	MSC	AUD	1,510	$1,043,410	$1,066,489	$23,079	$—

PGIM Wadhwani Systematic Absolute Return Fund
Schedule of Investments  (unaudited) (continued)
as of January 31, 2023
Forward foreign currency exchange contracts outstanding at January 31, 2023 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Australian Dollar (cont’d.),
Expiring 02/15/23	MSC	AUD	1,210	$860,258	$854,603	$—	$(5,655)
Expiring 02/15/23	MSC	AUD	600	426,475	423,771	—	(2,704)
Expiring 02/15/23	MSC	AUD	560	395,009	395,519	510	—
Expiring 02/15/23	MSC	AUD	430	296,655	303,702	7,047	—
Expiring 02/15/23	MSC	AUD	320	224,963	226,011	1,048	—
Expiring 02/15/23	MSC	AUD	170	120,834	120,068	—	(766)
Expiring 02/15/23	MSC	AUD	50	35,539	35,314	—	(225)
Expiring 02/15/23	MSC	AUD	30	21,161	21,188	27	—
Expiring 02/15/23	MSC	AUD	20	14,216	14,126	—	(90)
Expiring 02/15/23	MSC	AUD	20	13,982	14,126	144	—
Expiring 02/15/23	MSC	AUD	10	7,110	7,063	—	(47)
Expiring 02/15/23	MSC	AUD	10	7,108	7,063	—	(45)
Expiring 02/15/23	MSC	AUD	10	7,110	7,063	—	(47)
Expiring 02/15/23	MSC	AUD	10	7,054	7,063	9	—
Expiring 02/15/23	MSC	AUD	10	6,991	7,063	72	—
Brazilian Real,
Expiring 02/02/23	MSC	BRL	495	90,000	97,378	7,378	—
Expiring 02/02/23	MSC	BRL	160	30,000	31,444	1,444	—
Expiring 02/02/23	MSC	BRL	106	20,000	20,802	802	—
Expiring 03/02/23	MSC	BRL	3,892	750,000	762,951	12,951	—
Expiring 03/02/23	MSC	BRL	416	80,000	81,563	1,563	—
Expiring 03/02/23	MSC	BRL	410	80,000	80,267	267	—
Expiring 03/02/23	MSC	BRL	410	80,000	80,320	320	—
Expiring 03/02/23	MSC	BRL	204	40,000	40,018	18	—
Expiring 03/02/23	MSC	BRL	104	20,000	20,345	345	—
Expiring 03/02/23	MSC	BRL	102	20,000	20,052	52	—
Expiring 03/02/23	MSC	BRL	51	10,000	10,085	85	—
Expiring 03/02/23	MSC	BRL	51	10,000	10,047	47	—
Expiring 03/02/23	MSC	BRL	51	10,000	10,044	44	—
Expiring 03/02/23	MSC	BRL	51	10,000	10,035	35	—
British Pound,
Expiring 02/15/23	MSC	GBP	590	728,339	727,619	—	(720)
Expiring 02/15/23	MSC	GBP	430	532,589	530,298	—	(2,291)
Expiring 02/15/23	MSC	GBP	350	431,289	431,639	350	—
Expiring 02/15/23	MSC	GBP	340	417,150	419,306	2,156	—
Expiring 02/15/23	MSC	GBP	220	269,279	271,316	2,037	—
Expiring 02/15/23	MSC	GBP	220	272,787	271,315	—	(1,472)
Expiring 02/15/23	MSC	GBP	190	232,408	234,318	1,910	—
Expiring 02/15/23	MSC	GBP	140	173,307	172,655	—	(652)

PGIM Wadhwani Systematic Absolute Return Fund
Schedule of Investments  (unaudited) (continued)
as of January 31, 2023
Forward foreign currency exchange contracts outstanding at January 31, 2023 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
British Pound (cont’d.),
Expiring 02/15/23	MSC	GBP	120	$145,865	$147,990	$2,125	$—
Expiring 02/15/23	MSC	GBP	90	109,922	110,992	1,070	—
Expiring 02/15/23	MSC	GBP	40	49,598	49,330	—	(268)
Expiring 02/15/23	MSC	GBP	20	24,689	24,665	—	(24)
Expiring 02/15/23	MSC	GBP	20	24,645	24,665	20	—
Expiring 02/15/23	MSC	GBP	10	12,232	12,333	101	—
Expiring 02/15/23	MSC	GBP	10	12,269	12,332	63	—
Expiring 02/15/23	MSC	GBP	10	12,323	12,333	10	—
Expiring 02/15/23	MSC	GBP	10	12,323	12,333	10	—
Expiring 02/15/23	MSC	GBP	10	12,232	12,333	101	—
Expiring 02/15/23	MSC	GBP	10	12,269	12,332	63	—
Canadian Dollar,
Expiring 02/15/23	MSC	CAD	855	638,844	642,368	3,524	—
Expiring 02/15/23	MSC	CAD	765	571,129	574,780	3,651	—
Expiring 02/15/23	MSC	CAD	519	390,028	390,072	44	—
Expiring 02/15/23	MSC	CAD	254	190,053	191,182	1,129	—
Expiring 02/15/23	MSC	CAD	254	189,516	190,642	1,126	—
Expiring 02/15/23	MSC	CAD	40	29,886	30,092	206	—
Expiring 02/15/23	MSC	CAD	27	20,006	20,134	128	—
Expiring 02/15/23	MSC	CAD	13	9,999	10,000	1	—
Chilean Peso,
Expiring 02/15/23	MSC	CLP	58,155	70,000	72,884	2,884	—
Expiring 02/15/23	MSC	CLP	49,516	60,000	62,056	2,056	—
Expiring 02/15/23	MSC	CLP	48,421	60,000	60,685	685	—
Expiring 02/15/23	MSC	CLP	16,483	20,000	20,658	658	—
Expiring 02/15/23	MSC	CLP	16,465	20,000	20,635	635	—
Expiring 02/15/23	MSC	CLP	16,124	20,000	20,207	207	—
Expiring 02/15/23	MSC	CLP	8,326	10,000	10,435	435	—
Expiring 02/15/23	MSC	CLP	8,107	10,000	10,160	160	—
Expiring 02/15/23	MSC	CLP	8,042	10,000	10,079	79	—
Chinese Renminbi,
Expiring 02/15/23	MSC	CNH	746	110,141	110,576	435	—
Expiring 02/15/23	MSC	CNH	405	60,004	60,023	19	—
Expiring 02/15/23	MSC	CNH	270	40,189	39,985	—	(204)
Expiring 02/15/23	MSC	CNH	204	30,049	30,154	105	—
Expiring 02/15/23	MSC	CNH	135	20,015	19,979	—	(36)
Expiring 02/15/23	MSC	CNH	134	20,050	19,892	—	(158)
Expiring 02/15/23	MSC	CNH	—*	10	10	—	—

PGIM Wadhwani Systematic Absolute Return Fund
Schedule of Investments  (unaudited) (continued)
as of January 31, 2023
Forward foreign currency exchange contracts outstanding at January 31, 2023 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Colombian Peso,
Expiring 02/15/23	MSC	COP	188,500	$40,000	$40,250	$250	$—
Expiring 02/15/23	MSC	COP	92,673	20,000	19,788	—	(212)
Expiring 02/15/23	MSC	COP	47,090	10,000	10,055	55	—
Expiring 02/15/23	MSC	COP	45,658	10,000	9,749	—	(251)
Czech Koruna,
Expiring 02/15/23	MSC	CZK	2,857	130,439	130,495	56	—
Expiring 02/15/23	MSC	CZK	2,391	108,085	109,233	1,148	—
Expiring 02/15/23	MSC	CZK	2,386	108,677	109,013	336	—
Expiring 02/15/23	MSC	CZK	2,376	108,950	108,537	—	(413)
Expiring 02/15/23	MSC	CZK	2,159	97,238	98,627	1,389	—
Expiring 02/15/23	MSC	CZK	960	43,200	43,854	654	—
Expiring 02/15/23	MSC	CZK	717	32,426	32,770	344	—
Expiring 02/15/23	MSC	CZK	713	32,685	32,561	—	(124)
Expiring 02/15/23	MSC	CZK	480	21,452	21,938	486	—
Expiring 02/15/23	MSC	CZK	480	21,610	21,919	309	—
Expiring 02/15/23	MSC	CZK	476	21,705	21,744	39	—
Expiring 02/15/23	MSC	CZK	476	21,746	21,755	9	—
Expiring 02/15/23	MSC	CZK	475	21,705	21,718	13	—
Expiring 02/15/23	MSC	CZK	240	10,805	10,959	154	—
Expiring 02/15/23	MSC	CZK	240	10,827	10,975	148	—
Expiring 02/15/23	MSC	CZK	240	10,771	10,946	175	—
Expiring 02/15/23	MSC	CZK	239	10,774	10,933	159	—
Expiring 02/15/23	MSC	CZK	239	10,866	10,900	34	—
Expiring 02/15/23	MSC	CZK	239	10,774	10,933	159	—
Expiring 02/15/23	MSC	CZK	239	10,774	10,933	159	—
Expiring 02/15/23	MSC	CZK	238	10,833	10,889	56	—
Expiring 02/15/23	MSC	CZK	238	10,895	10,854	—	(41)
Euro,
Expiring 02/15/23	MSC	EUR	720	781,731	783,534	1,803	—
Expiring 02/15/23	MSC	EUR	710	767,540	772,652	5,112	—
Expiring 02/15/23	MSC	EUR	530	576,467	576,768	301	—
Expiring 02/15/23	MSC	EUR	320	348,637	348,238	—	(399)
Expiring 02/15/23	MSC	EUR	290	315,426	315,591	165	—
Expiring 02/15/23	MSC	EUR	260	283,267	282,943	—	(324)
Expiring 02/15/23	MSC	EUR	220	239,040	239,413	373	—
Expiring 02/15/23	MSC	EUR	140	151,914	152,354	440	—
Expiring 02/15/23	MSC	EUR	110	119,614	119,706	92	—
Expiring 02/15/23	MSC	EUR	70	76,137	76,177	40	—
Expiring 02/15/23	MSC	EUR	70	75,916	76,177	261	—

PGIM Wadhwani Systematic Absolute Return Fund
Schedule of Investments  (unaudited) (continued)
as of January 31, 2023
Forward foreign currency exchange contracts outstanding at January 31, 2023 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 02/15/23	MSC	EUR	70	$75,957	$76,177	$220	$—
Expiring 02/15/23	MSC	EUR	60	65,193	65,295	102	—
Expiring 02/15/23	MSC	EUR	40	43,580	43,530	—	(50)
Expiring 02/15/23	MSC	EUR	40	43,507	43,530	23	—
Expiring 02/15/23	MSC	EUR	30	32,685	32,648	—	(37)
Expiring 02/15/23	MSC	EUR	30	32,535	32,647	112	—
Expiring 02/15/23	MSC	EUR	20	21,621	21,765	144	—
Expiring 02/15/23	MSC	EUR	20	21,702	21,765	63	—
Expiring 02/15/23	MSC	EUR	20	21,702	21,765	63	—
Expiring 02/15/23	MSC	EUR	10	10,895	10,883	—	(12)
Expiring 02/15/23	MSC	EUR	10	10,810	10,882	72	—
Expiring 02/15/23	MSC	EUR	10	10,845	10,882	37	—
Expiring 02/15/23	MSC	EUR	10	10,874	10,882	8	—
Expiring 02/15/23	MSC	EUR	10	10,874	10,882	8	—
Expiring 02/15/23	MSC	EUR	10	10,857	10,882	25	—
Hungarian Forint,
Expiring 02/15/23	MSC	HUF	7,890	21,469	21,813	344	—
Expiring 02/15/23	MSC	HUF	7,783	21,600	21,519	—	(81)
Expiring 02/15/23	MSC	HUF	7,764	21,644	21,466	—	(178)
Expiring 02/15/23	MSC	HUF	7,735	21,664	21,386	—	(278)
Expiring 02/15/23	MSC	HUF	3,983	10,702	11,013	311	—
Expiring 02/15/23	MSC	HUF	3,975	10,741	10,991	250	—
Expiring 02/15/23	MSC	HUF	3,961	10,727	10,950	223	—
Expiring 02/15/23	MSC	HUF	3,961	10,727	10,950	223	—
Expiring 02/15/23	MSC	HUF	3,944	10,733	10,905	172	—
Expiring 02/15/23	MSC	HUF	3,923	10,887	10,846	—	(41)
Expiring 02/15/23	MSC	HUF	3,909	10,812	10,808	—	(4)
Expiring 02/15/23	MSC	HUF	3,894	10,770	10,766	—	(4)
Expiring 02/15/23	MSC	HUF	3,894	10,806	10,765	—	(41)
Expiring 02/15/23	MSC	HUF	3,884	10,828	10,739	—	(89)
Indian Rupee,
Expiring 02/15/23	MSC	INR	7,295	90,000	89,136	—	(864)
Expiring 02/15/23	MSC	INR	3,257	40,000	39,792	—	(208)
Expiring 02/15/23	MSC	INR	2,448	30,000	29,916	—	(84)
Expiring 02/15/23	MSC	INR	2,445	30,000	29,872	—	(128)
Expiring 02/15/23	MSC	INR	2,437	30,000	29,772	—	(228)
Expiring 02/15/23	MSC	INR	1,634	20,000	19,968	—	(32)
Expiring 02/15/23	MSC	INR	1,632	20,000	19,937	—	(63)
Expiring 02/15/23	MSC	INR	819	10,000	10,006	6	—

PGIM Wadhwani Systematic Absolute Return Fund
Schedule of Investments  (unaudited) (continued)
as of January 31, 2023
Forward foreign currency exchange contracts outstanding at January 31, 2023 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indian Rupee (cont’d.),
Expiring 02/15/23	MSC	INR	817	$10,000	$9,983	$—	$(17)
Expiring 02/15/23	MSC	INR	817	10,000	9,986	—	(14)
Expiring 02/15/23	MSC	INR	814	10,000	9,949	—	(51)
Indonesian Rupiah,
Expiring 02/15/23	MSC	IDR	2,299,500	150,000	153,163	3,163	—
Expiring 02/15/23	MSC	IDR	150,267	10,000	10,009	9	—
Expiring 02/15/23	MSC	IDR	149,324	10,000	9,946	—	(54)
Israeli Shekel,
Expiring 02/15/23	MSC	ILS	275	80,583	79,618	—	(965)
Expiring 02/15/23	MSC	ILS	170	49,835	49,246	—	(589)
Expiring 02/15/23	MSC	ILS	135	39,986	39,056	—	(930)
Expiring 02/15/23	MSC	ILS	34	10,002	9,769	—	(233)
Expiring 02/15/23	MSC	ILS	34	9,988	9,872	—	(116)
Japanese Yen,
Expiring 02/15/23	MSC	JPY	138,051	1,064,412	1,062,740	—	(1,672)
Expiring 02/15/23	MSC	JPY	120,139	910,000	924,851	14,851	—
Expiring 02/15/23	MSC	JPY	101,427	788,372	780,803	—	(7,569)
Expiring 02/15/23	MSC	JPY	97,563	761,785	751,059	—	(10,726)
Expiring 02/15/23	MSC	JPY	43,081	330,682	331,645	963	—
Expiring 02/15/23	MSC	JPY	23,391	179,543	180,066	523	—
Expiring 02/15/23	MSC	JPY	17,163	130,000	132,123	2,123	—
Expiring 02/15/23	MSC	JPY	9,266	70,317	71,328	1,011	—
Expiring 02/15/23	MSC	JPY	9,094	70,143	70,006	—	(137)
Expiring 02/15/23	MSC	JPY	5,166	40,156	39,770	—	(386)
Expiring 02/15/23	MSC	JPY	3,929	30,543	30,250	—	(293)
Expiring 02/15/23	MSC	JPY	2,583	20,073	19,880	—	(193)
Expiring 02/15/23	MSC	JPY	2,567	20,044	19,762	—	(282)
Expiring 02/15/23	MSC	JPY	1,303	10,050	10,034	—	(16)
Expiring 02/15/23	MSC	JPY	1,303	10,050	10,034	—	(16)
Expiring 02/15/23	MSC	JPY	1,298	9,987	9,989	2	—
Expiring 02/15/23	MSC	JPY	1,293	9,954	9,956	2	—
Expiring 02/15/23	MSC	JPY	1,283	10,017	9,876	—	(141)
Expiring 02/15/23	MSC	JPY	1,237	9,570	9,524	—	(46)
Mexican Peso,
Expiring 02/15/23	MSC	MXN	27,636	1,440,000	1,463,773	23,773	—
Expiring 02/15/23	MSC	MXN	4,991	260,000	264,354	4,354	—
Expiring 02/15/23	MSC	MXN	2,444	129,542	129,467	—	(75)
Expiring 02/15/23	MSC	MXN	2,252	119,388	119,304	—	(84)
Expiring 02/15/23	MSC	MXN	2,068	109,556	109,532	—	(24)

PGIM Wadhwani Systematic Absolute Return Fund
Schedule of Investments  (unaudited) (continued)
as of January 31, 2023
Forward foreign currency exchange contracts outstanding at January 31, 2023 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Mexican Peso (cont’d.),
Expiring 02/15/23	MSC	MXN	1,907	$99,743	$101,022	$1,279	$—
Expiring 02/15/23	MSC	MXN	1,881	99,646	99,650	4	—
Expiring 02/15/23	MSC	MXN	1,526	79,784	80,807	1,023	—
Expiring 02/15/23	MSC	MXN	959	50,000	50,820	820	—
Expiring 02/15/23	MSC	MXN	752	39,859	39,831	—	(28)
Expiring 02/15/23	MSC	MXN	752	39,796	39,813	17	—
Expiring 02/15/23	MSC	MXN	566	29,976	29,977	1	—
Expiring 02/15/23	MSC	MXN	564	29,892	29,875	—	(17)
Expiring 02/15/23	MSC	MXN	564	29,877	29,870	—	(7)
Expiring 02/15/23	MSC	MXN	563	29,847	29,826	—	(21)
Expiring 02/15/23	MSC	MXN	190	9,954	10,082	128	—
Expiring 02/15/23	MSC	MXN	188	9,971	9,942	—	(29)
Expiring 02/15/23	MSC	MXN	188	9,965	9,965	—	—
Expiring 02/15/23	MSC	MXN	188	9,964	9,958	—	(6)
Expiring 02/15/23	MSC	MXN	188	9,989	9,960	—	(29)
New Taiwanese Dollar,
Expiring 02/15/23	MSC	TWD	1,201	40,000	40,027	27	—
Expiring 02/15/23	MSC	TWD	899	30,000	29,969	—	(31)
Expiring 02/15/23	MSC	TWD	303	10,000	10,088	88	—
Expiring 02/15/23	MSC	TWD	302	10,000	10,054	54	—
Expiring 02/15/23	MSC	TWD	302	10,000	10,067	67	—
Expiring 02/15/23	MSC	TWD	302	10,000	10,077	77	—
Expiring 02/15/23	MSC	TWD	302	10,000	10,055	55	—
Expiring 02/15/23	MSC	TWD	300	10,000	9,988	—	(12)
New Zealand Dollar,
Expiring 02/15/23	MSC	NZD	330	212,135	213,349	1,214	—
Expiring 02/15/23	MSC	NZD	180	116,485	116,372	—	(113)
Expiring 02/15/23	MSC	NZD	170	109,990	109,907	—	(83)
Expiring 02/15/23	MSC	NZD	170	109,737	109,907	170	—
Expiring 02/15/23	MSC	NZD	160	103,643	103,442	—	(201)
Expiring 02/15/23	MSC	NZD	150	96,431	96,977	546	—
Expiring 02/15/23	MSC	NZD	140	90,009	90,512	503	—
Expiring 02/15/23	MSC	NZD	100	63,934	64,651	717	—
Expiring 02/15/23	MSC	NZD	80	51,894	51,721	—	(173)
Expiring 02/15/23	MSC	NZD	80	51,311	51,721	410	—
Expiring 02/15/23	MSC	NZD	70	44,722	45,256	534	—
Expiring 02/15/23	MSC	NZD	70	45,391	45,256	—	(135)
Expiring 02/15/23	MSC	NZD	60	39,060	38,790	—	(270)
Expiring 02/15/23	MSC	NZD	60	38,639	38,791	152	—

PGIM Wadhwani Systematic Absolute Return Fund
Schedule of Investments  (unaudited) (continued)
as of January 31, 2023
Forward foreign currency exchange contracts outstanding at January 31, 2023 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Zealand Dollar (cont’d.),
Expiring 02/15/23	MSC	NZD	60	$38,609	$38,790	$181	$—
Expiring 02/15/23	MSC	NZD	50	32,532	32,325	—	(207)
Expiring 02/15/23	MSC	NZD	50	31,970	32,325	355	—
Expiring 02/15/23	MSC	NZD	50	32,487	32,325	—	(162)
Expiring 02/15/23	MSC	NZD	50	32,277	32,326	49	—
Expiring 02/15/23	MSC	NZD	40	25,603	25,861	258	—
Expiring 02/15/23	MSC	NZD	40	25,994	25,861	—	(133)
Expiring 02/15/23	MSC	NZD	40	25,566	25,860	294	—
Expiring 02/15/23	MSC	NZD	40	25,911	25,860	—	(51)
Expiring 02/15/23	MSC	NZD	40	25,473	25,861	388	—
Expiring 02/15/23	MSC	NZD	40	25,839	25,860	21	—
Expiring 02/15/23	MSC	NZD	40	25,730	25,860	130	—
Expiring 02/15/23	MSC	NZD	30	19,491	19,396	—	(95)
Expiring 02/15/23	MSC	NZD	30	19,265	19,396	131	—
Expiring 02/15/23	MSC	NZD	30	19,169	19,395	226	—
Expiring 02/15/23	MSC	NZD	30	19,278	19,395	117	—
Expiring 02/15/23	MSC	NZD	30	19,271	19,396	125	—
Expiring 02/15/23	MSC	NZD	30	19,111	19,396	285	—
Expiring 02/15/23	MSC	NZD	20	12,846	12,930	84	—
Expiring 02/15/23	MSC	NZD	20	12,969	12,931	—	(38)
Expiring 02/15/23	MSC	NZD	20	12,834	12,930	96	—
Expiring 02/15/23	MSC	NZD	20	12,918	12,931	13	—
Expiring 02/15/23	MSC	NZD	20	12,768	12,930	162	—
Expiring 02/15/23	MSC	NZD	20	12,718	12,930	212	—
Expiring 02/15/23	MSC	NZD	10	6,462	6,465	3	—
Expiring 02/15/23	MSC	NZD	10	6,462	6,465	3	—
Expiring 02/15/23	MSC	NZD	10	6,377	6,465	88	—
Expiring 02/15/23	MSC	NZD	10	6,349	6,465	116	—
Expiring 02/15/23	MSC	NZD	10	6,365	6,465	100	—
Expiring 02/15/23	MSC	NZD	10	6,448	6,465	17	—
Expiring 02/15/23	MSC	NZD	10	6,486	6,465	—	(21)
Norwegian Krone,
Expiring 02/15/23	MSC	NOK	2,179	218,087	218,441	354	—
Expiring 02/15/23	MSC	NOK	1,819	185,168	182,355	—	(2,813)
Expiring 02/15/23	MSC	NOK	1,298	130,188	130,132	—	(56)
Expiring 02/15/23	MSC	NOK	1,193	119,418	119,612	194	—
Expiring 02/15/23	MSC	NOK	857	86,632	85,935	—	(697)
Expiring 02/15/23	MSC	NOK	756	75,841	75,808	—	(33)
Expiring 02/15/23	MSC	NOK	537	54,326	53,811	—	(515)

PGIM Wadhwani Systematic Absolute Return Fund
Schedule of Investments  (unaudited) (continued)
as of January 31, 2023
Forward foreign currency exchange contracts outstanding at January 31, 2023 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Norwegian Krone (cont’d.),
Expiring 02/15/23	MSC	NOK	535	$54,185	$53,671	$—	$(514)
Expiring 02/15/23	MSC	NOK	533	54,308	53,484	—	(824)
Expiring 02/15/23	MSC	NOK	427	43,478	42,818	—	(660)
Expiring 02/15/23	MSC	NOK	214	21,771	21,440	—	(331)
Expiring 02/15/23	MSC	NOK	108	10,856	10,851	—	(5)
Expiring 02/15/23	MSC	NOK	107	10,857	10,754	—	(103)
Expiring 02/15/23	MSC	NOK	107	10,865	10,762	—	(103)
Philippine Peso,
Expiring 02/15/23	MSC	PHP	2,203	40,000	40,255	255	—
Expiring 02/15/23	MSC	PHP	551	10,000	10,069	69	—
Expiring 02/15/23	MSC	PHP	546	10,000	9,979	—	(21)
Expiring 02/15/23	MSC	PHP	546	10,000	9,986	—	(14)
Expiring 02/15/23	MSC	PHP	545	10,000	9,967	—	(33)
Polish Zloty,
Expiring 02/15/23	MSC	PLN	142	32,699	32,635	—	(64)
Expiring 02/15/23	MSC	PLN	141	32,584	32,607	23	—
Expiring 02/15/23	MSC	PLN	94	21,591	21,625	34	—
Expiring 02/15/23	MSC	PLN	94	21,764	21,765	1	—
Expiring 02/15/23	MSC	PLN	94	21,774	21,775	1	—
Expiring 02/15/23	MSC	PLN	94	21,663	21,726	63	—
Expiring 02/15/23	MSC	PLN	94	21,798	21,756	—	(42)
Expiring 02/15/23	MSC	PLN	47	10,845	10,849	4	—
Expiring 02/15/23	MSC	PLN	47	10,861	10,869	8	—
Expiring 02/15/23	MSC	PLN	47	10,762	10,826	64	—
Expiring 02/15/23	MSC	PLN	47	10,711	10,782	71	—
Expiring 02/15/23	MSC	PLN	47	10,889	10,890	1	—
Expiring 02/15/23	MSC	PLN	47	10,861	10,869	8	—
Expiring 02/15/23	MSC	PLN	47	10,824	10,825	1	—
Expiring 02/15/23	MSC	PLN	47	10,844	10,855	11	—
Expiring 02/15/23	MSC	PLN	47	10,831	10,862	31	—
Expiring 02/15/23	MSC	PLN	—*	4	4	—	—
Singapore Dollar,
Expiring 02/15/23	MSC	SGD	1,384	1,040,000	1,054,031	14,031	—
Expiring 02/15/23	MSC	SGD	293	220,000	222,985	2,985	—
Expiring 02/15/23	MSC	SGD	119	90,293	90,603	310	—
Expiring 02/15/23	MSC	SGD	93	70,074	70,537	463	—
Expiring 02/15/23	MSC	SGD	53	40,145	40,283	138	—
Expiring 02/15/23	MSC	SGD	53	39,915	40,097	182	—
Expiring 02/15/23	MSC	SGD	53	40,236	40,217	—	(19)

PGIM Wadhwani Systematic Absolute Return Fund
Schedule of Investments  (unaudited) (continued)
as of January 31, 2023
Forward foreign currency exchange contracts outstanding at January 31, 2023 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Singapore Dollar (cont’d.),
Expiring 02/15/23	MSC	SGD	52	$39,908	$39,872	$—	$(36)
Expiring 02/15/23	MSC	SGD	40	30,071	30,270	199	—
Expiring 02/15/23	MSC	SGD	40	29,945	30,119	174	—
Expiring 02/15/23	MSC	SGD	40	29,973	30,109	136	—
Expiring 02/15/23	MSC	SGD	39	29,972	29,945	—	(27)
Expiring 02/15/23	MSC	SGD	27	20,369	20,504	135	—
Expiring 02/15/23	MSC	SGD	13	9,918	9,976	58	—
Expiring 02/15/23	MSC	SGD	13	10,054	10,120	66	—
Expiring 02/15/23	MSC	SGD	13	9,997	10,055	58	—
Expiring 02/15/23	MSC	SGD	—*	42	42	—	—
Expiring 02/15/23	MSC	SGD	—*	23	23	—	—
South African Rand,
Expiring 02/15/23	MSC	ZAR	1,338	79,768	76,775	—	(2,993)
Expiring 02/15/23	MSC	ZAR	343	20,007	19,694	—	(313)
Expiring 02/15/23	MSC	ZAR	343	20,007	19,694	—	(313)
Expiring 02/15/23	MSC	ZAR	174	10,004	10,010	6	—
Expiring 02/15/23	MSC	ZAR	172	9,991	9,876	—	(115)
Expiring 02/15/23	MSC	ZAR	172	9,964	9,862	—	(102)
Expiring 02/15/23	MSC	ZAR	171	9,979	9,835	—	(144)
Expiring 02/15/23	MSC	ZAR	171	9,987	9,831	—	(156)
Expiring 02/15/23	MSC	ZAR	170	9,997	9,742	—	(255)
Expiring 02/15/23	MSC	ZAR	168	9,977	9,648	—	(329)
Expiring 02/15/23	MSC	ZAR	168	9,977	9,648	—	(329)
Expiring 02/15/23	MSC	ZAR	167	9,971	9,597	—	(374)
Expiring 02/15/23	MSC	ZAR	1	29	28	—	(1)
South Korean Won,
Expiring 02/15/23	MSC	KRW	461,283	370,000	374,242	4,242	—
Expiring 02/15/23	MSC	KRW	62,342	50,000	50,578	578	—
Expiring 02/15/23	MSC	KRW	37,023	30,000	30,037	37	—
Expiring 02/15/23	MSC	KRW	24,872	20,000	20,179	179	—
Expiring 02/15/23	MSC	KRW	24,668	20,000	20,013	13	—
Expiring 02/15/23	MSC	KRW	24,604	20,000	19,961	—	(39)
Expiring 02/15/23	MSC	KRW	12,432	10,000	10,086	86	—
Expiring 02/15/23	MSC	KRW	12,425	10,000	10,081	81	—
Expiring 02/15/23	MSC	KRW	12,420	10,000	10,076	76	—
Expiring 02/15/23	MSC	KRW	12,389	10,000	10,051	51	—
Expiring 02/15/23	MSC	KRW	12,349	10,000	10,019	19	—
Expiring 02/15/23	MSC	KRW	12,347	10,000	10,017	17	—
Expiring 02/15/23	MSC	KRW	12,338	10,000	10,010	10	—

PGIM Wadhwani Systematic Absolute Return Fund
Schedule of Investments  (unaudited) (continued)
as of January 31, 2023
Forward foreign currency exchange contracts outstanding at January 31, 2023 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South Korean Won (cont’d.),
Expiring 02/15/23	MSC	KRW	12,316	$10,000	$9,992	$—	$(8)
Expiring 02/15/23	MSC	KRW	12,310	10,000	9,987	—	(13)
Expiring 02/15/23	MSC	KRW	12,308	10,000	9,985	—	(15)
Expiring 02/15/23	MSC	KRW	12,268	10,000	9,953	—	(47)
Swedish Krona,
Expiring 02/15/23	MSC	SEK	3,236	315,042	309,730	—	(5,312)
Expiring 02/15/23	MSC	SEK	1,559	152,210	149,199	—	(3,011)
Expiring 02/15/23	MSC	SEK	1,113	108,641	106,492	—	(2,149)
Expiring 02/15/23	MSC	SEK	1,026	98,114	98,210	96	—
Expiring 02/15/23	MSC	SEK	904	86,939	86,486	—	(453)
Expiring 02/15/23	MSC	SEK	797	76,227	76,301	74	—
Expiring 02/15/23	MSC	SEK	790	76,034	75,640	—	(394)
Expiring 02/15/23	MSC	SEK	780	75,576	74,642	—	(934)
Expiring 02/15/23	MSC	SEK	451	43,428	43,188	—	(240)
Expiring 02/15/23	MSC	SEK	339	32,715	32,439	—	(276)
Expiring 02/15/23	MSC	SEK	224	21,769	21,470	—	(299)
Expiring 02/15/23	MSC	SEK	224	21,703	21,435	—	(268)
Expiring 02/15/23	MSC	SEK	112	10,865	10,682	—	(183)
Expiring 02/15/23	MSC	SEK	111	10,869	10,654	—	(215)
Expiring 02/15/23	MSC	SEK	111	10,842	10,628	—	(214)
Swiss Franc,
Expiring 02/15/23	MSC	CHF	600	656,341	656,691	350	—
Expiring 02/15/23	MSC	CHF	412	451,398	451,176	—	(222)
Expiring 02/15/23	MSC	CHF	307	331,064	335,923	4,859	—
Expiring 02/15/23	MSC	CHF	185	200,000	202,014	2,014	—
Expiring 02/15/23	MSC	CHF	184	200,441	201,461	1,020	—
Expiring 02/15/23	MSC	CHF	101	110,202	110,448	246	—
Expiring 02/15/23	MSC	CHF	92	100,000	100,953	953	—
Expiring 02/15/23	MSC	CHF	37	40,137	40,117	—	(20)
Expiring 02/15/23	MSC	CHF	37	40,104	40,084	—	(20)
Expiring 02/15/23	MSC	CHF	28	30,270	30,337	67	—
Expiring 02/15/23	MSC	CHF	18	20,065	20,055	—	(10)
Expiring 02/15/23	MSC	CHF	—*	180	182	2	—
Expiring 02/15/23	MSC	CHF	—*	95	96	1	—
Thai Baht,
Expiring 02/15/23	MSC	THB	6,637	200,000	201,371	1,371	—
Expiring 02/15/23	MSC	THB	4,315	130,000	130,927	927	—
Expiring 02/15/23	MSC	THB	4,262	130,339	129,317	—	(1,022)
Expiring 02/15/23	MSC	THB	989	30,081	29,995	—	(86)

PGIM Wadhwani Systematic Absolute Return Fund
Schedule of Investments  (unaudited) (continued)
as of January 31, 2023
Forward foreign currency exchange contracts outstanding at January 31, 2023 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Thai Baht (cont’d.),
Expiring 02/15/23	MSC	THB	984	$30,009	$29,850	$—	$(159)
Expiring 02/15/23	MSC	THB	659	20,059	20,002	—	(57)
Expiring 02/15/23	MSC	THB	659	20,112	19,982	—	(130)
Expiring 02/15/23	MSC	THB	656	19,997	19,891	—	(106)
Expiring 02/15/23	MSC	THB	656	19,997	19,900	—	(97)
Expiring 02/15/23	MSC	THB	332	10,000	10,070	70	—
Expiring 02/15/23	MSC	THB	330	10,000	10,018	18	—
Expiring 02/15/23	MSC	THB	329	10,024	9,996	—	(28)
Expiring 02/15/23	MSC	THB	329	10,040	9,975	—	(65)
Expiring 02/15/23	MSC	THB	328	10,050	9,939	—	(111)
Expiring 02/15/23	MSC	THB	328	10,050	9,939	—	(111)
Expiring 02/15/23	MSC	THB	327	10,000	9,923	—	(77)
Expiring 02/15/23	MSC	THB	327	10,009	9,931	—	(78)
Expiring 02/15/23	MSC	THB	327	10,000	9,918	—	(82)
Expiring 02/15/23	MSC	THB	327	9,994	9,927	—	(67)
Expiring 02/15/23	MSC	THB	326	10,000	9,894	—	(106)
Turkish Lira,
Expiring 02/15/23	MSC	TRY	3,046	160,000	160,869	869	—
				$33,985,692	$34,113,722	203,169	(75,139)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 02/15/23	MSC	AUD	1,500	$1,037,432	$1,059,426	$—	$(21,994)
Expiring 02/15/23	MSC	AUD	910	635,770	642,719	—	(6,949)
Expiring 02/15/23	MSC	AUD	640	452,223	452,022	201	—
Expiring 02/15/23	MSC	AUD	590	416,343	416,708	—	(365)
Expiring 02/15/23	MSC	AUD	120	82,977	84,755	—	(1,778)
Expiring 02/15/23	MSC	AUD	120	82,995	84,754	—	(1,759)
Expiring 02/15/23	MSC	AUD	100	69,460	70,628	—	(1,168)
Expiring 02/15/23	MSC	AUD	40	27,866	28,251	—	(385)
Expiring 02/15/23	MSC	AUD	40	27,866	28,251	—	(385)
Expiring 02/15/23	MSC	AUD	10	6,988	7,063	—	(75)
Expiring 02/15/23	MSC	AUD	10	6,986	7,062	—	(76)
Expiring 02/15/23	MSC	AUD	10	6,976	7,063	—	(87)
Expiring 02/15/23	MSC	AUD	10	6,988	7,063	—	(75)

PGIM Wadhwani Systematic Absolute Return Fund
Schedule of Investments  (unaudited) (continued)
as of January 31, 2023
Forward foreign currency exchange contracts outstanding at January 31, 2023 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Australian Dollar (cont’d.),
Expiring 02/15/23	MSC	AUD	10	$6,976	$7,063	$—	$(87)
Brazilian Real,
Expiring 02/02/23	MSC	BRL	53	10,000	10,455	—	(455)
British Pound,
Expiring 02/15/23	MSC	GBP	1,480	1,795,990	1,825,214	—	(29,224)
Expiring 02/15/23	MSC	GBP	800	970,591	986,602	—	(16,011)
Expiring 02/15/23	MSC	GBP	480	593,027	591,962	1,065	—
Expiring 02/15/23	MSC	GBP	190	235,645	234,318	1,327	—
Expiring 02/15/23	MSC	GBP	160	194,099	197,320	—	(3,221)
Expiring 02/15/23	MSC	GBP	140	172,769	172,655	114	—
Expiring 02/15/23	MSC	GBP	80	97,059	98,660	—	(1,601)
Expiring 02/15/23	MSC	GBP	60	74,044	73,995	49	—
Expiring 02/15/23	MSC	GBP	60	72,789	73,995	—	(1,206)
Expiring 02/15/23	MSC	GBP	50	62,012	61,663	349	—
Expiring 02/15/23	MSC	GBP	50	60,658	61,663	—	(1,005)
Expiring 02/15/23	MSC	GBP	40	49,580	49,330	250	—
Expiring 02/15/23	MSC	GBP	20	24,681	24,665	16	—
Expiring 02/15/23	MSC	GBP	10	12,355	12,333	22	—
Expiring 02/15/23	MSC	GBP	10	12,402	12,332	70	—
Expiring 02/15/23	MSC	GBP	10	12,402	12,332	70	—
Canadian Dollar,
Expiring 02/15/23	MSC	CAD	871	650,700	654,614	—	(3,914)
Expiring 02/15/23	MSC	CAD	792	590,000	595,437	—	(5,437)
Expiring 02/15/23	MSC	CAD	712	530,170	534,966	—	(4,796)
Expiring 02/15/23	MSC	CAD	603	450,057	452,874	—	(2,817)
Expiring 02/15/23	MSC	CAD	442	330,555	332,412	—	(1,857)
Expiring 02/15/23	MSC	CAD	441	330,135	331,250	—	(1,115)
Expiring 02/15/23	MSC	CAD	388	290,141	291,391	—	(1,250)
Expiring 02/15/23	MSC	CAD	323	239,660	243,030	—	(3,370)
Expiring 02/15/23	MSC	CAD	269	200,000	201,847	—	(1,847)
Expiring 02/15/23	MSC	CAD	134	100,295	100,572	—	(277)
Expiring 02/15/23	MSC	CAD	134	100,157	100,720	—	(563)
Expiring 02/15/23	MSC	CAD	134	99,965	100,396	—	(431)
Expiring 02/15/23	MSC	CAD	107	80,252	80,474	—	(222)
Expiring 02/15/23	MSC	CAD	107	80,361	80,583	—	(222)
Expiring 02/15/23	MSC	CAD	95	70,567	71,363	—	(796)
Expiring 02/15/23	MSC	CAD	94	70,000	70,654	—	(654)
Expiring 02/15/23	MSC	CAD	81	60,259	60,939	—	(680)
Expiring 02/15/23	MSC	CAD	80	60,024	60,283	—	(259)

PGIM Wadhwani Systematic Absolute Return Fund
Schedule of Investments  (unaudited) (continued)
as of January 31, 2023
Forward foreign currency exchange contracts outstanding at January 31, 2023 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Canadian Dollar (cont’d.),
Expiring 02/15/23	MSC	CAD	54	$40,000	$40,372	$—	$(372)
Expiring 02/15/23	MSC	CAD	40	30,054	30,242	—	(188)
Expiring 02/15/23	MSC	CAD	27	20,087	20,314	—	(227)
Expiring 02/15/23	MSC	CAD	27	20,002	20,127	—	(125)
Expiring 02/15/23	MSC	CAD	13	10,041	10,069	—	(28)
Expiring 02/15/23	MSC	CAD	13	10,007	10,063	—	(56)
Expiring 02/15/23	MSC	CAD	13	10,023	10,083	—	(60)
Expiring 02/15/23	MSC	CAD	13	10,018	10,081	—	(63)
Expiring 02/15/23	MSC	CAD	1	1,022	1,022	—	—
Chilean Peso,
Expiring 02/15/23	MSC	CLP	56,999	70,000	71,435	—	(1,435)
Expiring 02/15/23	MSC	CLP	49,213	60,000	61,677	—	(1,677)
Expiring 02/15/23	MSC	CLP	16,431	20,000	20,592	—	(592)
Colombian Peso,
Expiring 02/15/23	MSC	COP	191,673	40,000	40,927	—	(927)
Expiring 02/15/23	MSC	COP	137,388	30,000	29,336	664	—
Czech Koruna,
Expiring 02/15/23	MSC	CZK	5,498	250,007	251,165	—	(1,158)
Expiring 02/15/23	MSC	CZK	1,914	86,762	87,412	—	(650)
Expiring 02/15/23	MSC	CZK	955	43,443	43,644	—	(201)
Expiring 02/15/23	MSC	CZK	239	10,845	10,926	—	(81)
Expiring 02/15/23	MSC	CZK	239	10,861	10,911	—	(50)
Euro,
Expiring 02/15/23	MSC	EUR	2,110	2,272,924	2,296,191	—	(23,267)
Expiring 02/15/23	MSC	EUR	1,290	1,389,672	1,403,833	—	(14,161)
Expiring 02/15/23	MSC	EUR	710	767,878	772,652	—	(4,774)
Expiring 02/15/23	MSC	EUR	650	699,995	707,358	—	(7,363)
Expiring 02/15/23	MSC	EUR	460	500,390	500,592	—	(202)
Expiring 02/15/23	MSC	EUR	290	312,298	315,590	—	(3,292)
Expiring 02/15/23	MSC	EUR	290	315,331	315,591	—	(260)
Expiring 02/15/23	MSC	EUR	200	217,469	217,648	—	(179)
Expiring 02/15/23	MSC	EUR	170	185,281	185,002	279	—
Expiring 02/15/23	MSC	EUR	160	172,445	174,119	—	(1,674)
Expiring 02/15/23	MSC	EUR	100	109,281	108,824	457	—
Expiring 02/15/23	MSC	EUR	90	98,090	97,942	148	—
Expiring 02/15/23	MSC	EUR	60	65,064	65,294	—	(230)
Expiring 02/15/23	MSC	EUR	50	54,076	54,412	—	(336)
Expiring 02/15/23	MSC	EUR	30	32,634	32,647	—	(13)
Expiring 02/15/23	MSC	EUR	20	21,798	21,765	33	—

PGIM Wadhwani Systematic Absolute Return Fund
Schedule of Investments  (unaudited) (continued)
as of January 31, 2023
Forward foreign currency exchange contracts outstanding at January 31, 2023 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 02/15/23	MSC	EUR	20	$21,630	$21,764	$—	$(134)
Expiring 02/15/23	MSC	EUR	20	21,747	21,765	—	(18)
Expiring 02/15/23	MSC	EUR	20	21,556	21,765	—	(209)
Expiring 02/15/23	MSC	EUR	10	10,815	10,882	—	(67)
Expiring 02/15/23	MSC	EUR	10	10,844	10,882	—	(38)
Expiring 02/15/23	MSC	EUR	10	10,899	10,883	16	—
Expiring 02/15/23	MSC	EUR	10	10,844	10,882	—	(38)
Expiring 02/15/23	MSC	EUR	10	10,778	10,883	—	(105)
Hungarian Forint,
Expiring 02/15/23	MSC	HUF	7,868	21,561	21,753	—	(192)
Expiring 02/15/23	MSC	HUF	3,959	10,796	10,946	—	(150)
Expiring 02/15/23	MSC	HUF	3,959	10,796	10,946	—	(150)
Expiring 02/15/23	MSC	HUF	3,959	10,796	10,946	—	(150)
Expiring 02/15/23	MSC	HUF	3,934	10,780	10,876	—	(96)
Expiring 02/15/23	MSC	HUF	29	78	80	—	(2)
Indian Rupee,
Expiring 02/15/23	MSC	INR	8,184	100,000	99,999	1	—
Expiring 02/15/23	MSC	INR	6,540	80,000	79,913	87	—
Expiring 02/15/23	MSC	INR	3,270	40,000	39,960	40	—
Expiring 02/15/23	MSC	INR	3,265	40,000	39,896	104	—
Expiring 02/15/23	MSC	INR	3,247	40,000	39,677	323	—
Expiring 02/15/23	MSC	INR	2,458	30,000	30,031	—	(31)
Expiring 02/15/23	MSC	INR	2,453	30,000	29,973	27	—
Expiring 02/15/23	MSC	INR	2,451	30,000	29,953	47	—
Expiring 02/15/23	MSC	INR	1,632	20,000	19,940	60	—
Expiring 02/15/23	MSC	INR	1,632	20,000	19,945	55	—
Expiring 02/15/23	MSC	INR	818	10,000	9,993	7	—
Expiring 02/15/23	MSC	INR	818	10,000	9,993	7	—
Expiring 02/15/23	MSC	INR	818	10,000	9,994	6	—
Expiring 02/15/23	MSC	INR	818	10,000	9,990	10	—
Expiring 02/15/23	MSC	INR	816	10,000	9,967	33	—
Expiring 02/15/23	MSC	INR	816	10,000	9,965	35	—
Expiring 02/15/23	MSC	INR	815	10,000	9,962	38	—
Expiring 02/15/23	MSC	INR	813	10,000	9,932	68	—
Expiring 02/15/23	MSC	INR	812	10,000	9,926	74	—
Indonesian Rupiah,
Expiring 02/15/23	MSC	IDR	2,624,766	170,000	174,829	—	(4,829)
Israeli Shekel,
Expiring 02/15/23	MSC	ILS	552	160,000	160,120	—	(120)

PGIM Wadhwani Systematic Absolute Return Fund
Schedule of Investments  (unaudited) (continued)
as of January 31, 2023
Forward foreign currency exchange contracts outstanding at January 31, 2023 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Israeli Shekel (cont’d.),
Expiring 02/15/23	MSC	ILS	236	$69,765	$68,516	$1,249	$—
Expiring 02/15/23	MSC	ILS	35	10,012	10,046	—	(34)
Expiring 02/15/23	MSC	ILS	34	10,038	9,865	173	—
Japanese Yen,
Expiring 02/15/23	MSC	JPY	173,852	1,345,429	1,338,343	7,086	—
Expiring 02/15/23	MSC	JPY	138,258	1,085,154	1,064,339	20,815	—
Expiring 02/15/23	MSC	JPY	81,581	635,399	628,025	7,374	—
Expiring 02/15/23	MSC	JPY	70,297	539,618	541,158	—	(1,540)
Expiring 02/15/23	MSC	JPY	20,809	160,149	160,191	—	(42)
Expiring 02/15/23	MSC	JPY	15,423	120,354	118,726	1,628	—
Expiring 02/15/23	MSC	JPY	11,670	89,812	89,835	—	(23)
Expiring 02/15/23	MSC	JPY	8,977	70,457	69,106	1,351	—
Expiring 02/15/23	MSC	JPY	2,558	19,964	19,694	270	—
Expiring 02/15/23	MSC	JPY	1,287	10,057	9,907	150	—
Expiring 02/15/23	MSC	JPY	1,276	10,011	9,819	192	—
Mexican Peso,
Expiring 02/15/23	MSC	MXN	6,026	319,061	319,168	—	(107)
Expiring 02/15/23	MSC	MXN	2,838	149,726	150,300	—	(574)
Expiring 02/15/23	MSC	MXN	1,322	69,769	70,036	—	(267)
Expiring 02/15/23	MSC	MXN	565	29,904	29,914	—	(10)
Expiring 02/15/23	MSC	MXN	565	29,917	29,903	14	—
Expiring 02/15/23	MSC	MXN	565	29,791	29,904	—	(113)
Expiring 02/15/23	MSC	MXN	378	19,971	20,025	—	(54)
Expiring 02/15/23	MSC	MXN	377	19,936	19,943	—	(7)
Expiring 02/15/23	MSC	MXN	377	19,915	19,991	—	(76)
Expiring 02/15/23	MSC	MXN	375	19,948	19,887	61	—
Expiring 02/15/23	MSC	MXN	190	9,941	10,045	—	(104)
Expiring 02/15/23	MSC	MXN	189	9,947	9,985	—	(38)
Expiring 02/15/23	MSC	MXN	188	9,951	9,978	—	(27)
Expiring 02/15/23	MSC	MXN	188	9,974	9,944	30	—
Expiring 02/15/23	MSC	MXN	188	9,972	9,967	5	—
Expiring 02/15/23	MSC	MXN	187	9,959	9,903	56	—
New Taiwanese Dollar,
Expiring 02/15/23	MSC	TWD	32,763	1,080,000	1,092,174	—	(12,174)
Expiring 02/15/23	MSC	TWD	3,025	100,000	100,843	—	(843)
Expiring 02/15/23	MSC	TWD	2,730	90,000	91,017	—	(1,017)
Expiring 02/15/23	MSC	TWD	1,509	50,000	50,292	—	(292)
Expiring 02/15/23	MSC	TWD	910	30,000	30,332	—	(332)
Expiring 02/15/23	MSC	TWD	909	30,000	30,309	—	(309)

PGIM Wadhwani Systematic Absolute Return Fund
Schedule of Investments  (unaudited) (continued)
as of January 31, 2023
Forward foreign currency exchange contracts outstanding at January 31, 2023 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Taiwanese Dollar (cont’d.),
Expiring 02/15/23	MSC	TWD	907	$30,000	$30,230	$—	$(230)
Expiring 02/15/23	MSC	TWD	303	10,000	10,104	—	(104)
Expiring 02/15/23	MSC	TWD	303	10,000	10,108	—	(108)
Expiring 02/15/23	MSC	TWD	301	10,000	10,027	—	(27)
New Zealand Dollar,
Expiring 02/15/23	MSC	NZD	300	190,625	193,953	—	(3,328)
Expiring 02/15/23	MSC	NZD	290	184,347	187,489	—	(3,142)
Expiring 02/15/23	MSC	NZD	180	116,410	116,372	38	—
Expiring 02/15/23	MSC	NZD	180	116,765	116,372	393	—
Expiring 02/15/23	MSC	NZD	180	114,359	116,372	—	(2,013)
Expiring 02/15/23	MSC	NZD	140	89,655	90,511	—	(856)
Expiring 02/15/23	MSC	NZD	130	84,309	84,047	262	—
Expiring 02/15/23	MSC	NZD	90	58,330	58,186	144	—
Expiring 02/15/23	MSC	NZD	90	58,416	58,186	230	—
Expiring 02/15/23	MSC	NZD	80	51,807	51,721	86	—
Expiring 02/15/23	MSC	NZD	80	52,170	51,721	449	—
Expiring 02/15/23	MSC	NZD	80	51,871	51,721	150	—
Expiring 02/15/23	MSC	NZD	80	51,894	51,721	173	—
Expiring 02/15/23	MSC	NZD	80	51,868	51,721	147	—
Expiring 02/15/23	MSC	NZD	70	45,511	45,256	255	—
Expiring 02/15/23	MSC	NZD	60	38,369	38,791	—	(422)
Expiring 02/15/23	MSC	NZD	60	39,056	38,791	265	—
Expiring 02/15/23	MSC	NZD	60	38,081	38,791	—	(710)
Expiring 02/15/23	MSC	NZD	60	38,377	38,790	—	(413)
Expiring 02/15/23	MSC	NZD	50	32,458	32,326	132	—
Expiring 02/15/23	MSC	NZD	50	31,919	32,326	—	(407)
Expiring 02/15/23	MSC	NZD	40	25,628	25,861	—	(233)
Expiring 02/15/23	MSC	NZD	40	25,400	25,861	—	(461)
Expiring 02/15/23	MSC	NZD	40	25,943	25,861	82	—
Expiring 02/15/23	MSC	NZD	40	25,513	25,860	—	(347)
Expiring 02/15/23	MSC	NZD	40	25,826	25,860	—	(34)
Expiring 02/15/23	MSC	NZD	40	25,909	25,860	49	—
Expiring 02/15/23	MSC	NZD	40	25,485	25,860	—	(375)
Expiring 02/15/23	MSC	NZD	30	19,189	19,395	—	(206)
Expiring 02/15/23	MSC	NZD	20	12,968	12,930	38	—
Expiring 02/15/23	MSC	NZD	20	12,949	12,931	18	—
Expiring 02/15/23	MSC	NZD	20	12,743	12,930	—	(187)
Expiring 02/15/23	MSC	NZD	20	12,773	12,930	—	(157)
Expiring 02/15/23	MSC	NZD	20	12,858	12,930	—	(72)

PGIM Wadhwani Systematic Absolute Return Fund
Schedule of Investments  (unaudited) (continued)
as of January 31, 2023
Forward foreign currency exchange contracts outstanding at January 31, 2023 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Zealand Dollar (cont’d.),
Expiring 02/15/23	MSC	NZD	20	$12,773	$12,930	$—	$(157)
Expiring 02/15/23	MSC	NZD	20	12,775	12,930	—	(155)
Expiring 02/15/23	MSC	NZD	10	6,425	6,465	—	(40)
Expiring 02/15/23	MSC	NZD	10	6,503	6,465	38	—
Expiring 02/15/23	MSC	NZD	10	6,511	6,466	45	—
Expiring 02/15/23	MSC	NZD	10	6,488	6,465	23	—
Expiring 02/15/23	MSC	NZD	10	6,386	6,465	—	(79)
Expiring 02/15/23	MSC	NZD	10	6,401	6,465	—	(64)
Norwegian Krone,
Expiring 02/15/23	MSC	NOK	3,004	303,815	301,205	2,610	—
Expiring 02/15/23	MSC	NOK	2,995	302,058	300,284	1,774	—
Expiring 02/15/23	MSC	NOK	1,945	196,499	194,961	1,538	—
Expiring 02/15/23	MSC	NOK	1,496	151,943	149,982	1,961	—
Expiring 02/15/23	MSC	NOK	1,068	108,390	107,067	1,323	—
Expiring 02/15/23	MSC	NOK	860	87,187	86,265	922	—
Expiring 02/15/23	MSC	NOK	750	76,133	75,236	897	—
Expiring 02/15/23	MSC	NOK	537	53,807	53,813	—	(6)
Expiring 02/15/23	MSC	NOK	429	43,392	43,019	373	—
Expiring 02/15/23	MSC	NOK	321	32,610	32,189	421	—
Expiring 02/15/23	MSC	NOK	320	32,451	32,109	342	—
Expiring 02/15/23	MSC	NOK	216	21,847	21,676	171	—
Expiring 02/15/23	MSC	NOK	214	21,702	21,422	280	—
Expiring 02/15/23	MSC	NOK	214	21,675	21,489	186	—
Expiring 02/15/23	MSC	NOK	214	21,615	21,488	127	—
Expiring 02/15/23	MSC	NOK	110	11,072	10,985	87	—
Expiring 02/15/23	MSC	NOK	108	10,897	10,782	115	—
Expiring 02/15/23	MSC	NOK	107	10,851	10,711	140	—
Expiring 02/15/23	MSC	NOK	107	10,875	10,767	108	—
Expiring 02/15/23	MSC	NOK	107	10,771	10,772	—	(1)
Expiring 02/15/23	MSC	NOK	107	10,864	10,757	107	—
Expiring 02/15/23	MSC	NOK	107	10,811	10,697	114	—
Expiring 02/15/23	MSC	NOK	107	10,810	10,696	114	—
Philippine Peso,
Expiring 02/15/23	MSC	PHP	1,088	20,000	19,877	123	—
Polish Zloty,
Expiring 02/15/23	MSC	PLN	236	54,327	54,328	—	(1)
Expiring 02/15/23	MSC	PLN	141	32,505	32,558	—	(53)
Expiring 02/15/23	MSC	PLN	141	32,513	32,566	—	(53)
Expiring 02/15/23	MSC	PLN	94	21,711	21,711	—	—

PGIM Wadhwani Systematic Absolute Return Fund
Schedule of Investments  (unaudited) (continued)
as of January 31, 2023
Forward foreign currency exchange contracts outstanding at January 31, 2023 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Polish Zloty (cont’d.),
Expiring 02/15/23	MSC	PLN	94	$21,685	$21,720	$—	$(35)
Expiring 02/15/23	MSC	PLN	94	21,711	21,711	—	—
Expiring 02/15/23	MSC	PLN	47	10,735	10,804	—	(69)
Expiring 02/15/23	MSC	PLN	47	10,770	10,873	—	(103)
Expiring 02/15/23	MSC	PLN	—*	45	45	—	—
Singapore Dollar,
Expiring 02/15/23	MSC	SGD	303	229,982	230,867	—	(885)
Expiring 02/15/23	MSC	SGD	158	120,222	120,674	—	(452)
Expiring 02/15/23	MSC	SGD	66	50,031	50,219	—	(188)
Expiring 02/15/23	MSC	SGD	53	39,996	40,150	—	(154)
Expiring 02/15/23	MSC	SGD	39	29,888	30,038	—	(150)
Expiring 02/15/23	MSC	SGD	39	30,011	30,017	—	(6)
Expiring 02/15/23	MSC	SGD	26	19,999	20,008	—	(9)
Expiring 02/15/23	MSC	SGD	26	19,979	20,056	—	(77)
Expiring 02/15/23	MSC	SGD	13	9,986	9,977	9	—
Expiring 02/15/23	MSC	SGD	13	9,968	10,018	—	(50)
South African Rand,
Expiring 02/15/23	MSC	ZAR	692	39,962	39,727	235	—
Expiring 02/15/23	MSC	ZAR	681	40,000	39,103	897	—
Expiring 02/15/23	MSC	ZAR	523	29,994	30,005	—	(11)
Expiring 02/15/23	MSC	ZAR	173	9,996	9,937	59	—
Expiring 02/15/23	MSC	ZAR	171	9,961	9,809	152	—
Expiring 02/15/23	MSC	ZAR	170	9,982	9,763	219	—
Expiring 02/15/23	MSC	ZAR	—*	18	18	—	—
South Korean Won,
Expiring 02/15/23	MSC	KRW	86,333	70,000	70,043	—	(43)
Expiring 02/15/23	MSC	KRW	24,652	20,000	20,001	—	(1)
Expiring 02/15/23	MSC	KRW	12,421	10,000	10,077	—	(77)
Expiring 02/15/23	MSC	KRW	12,305	10,000	9,983	17	—
Swedish Krona,
Expiring 02/15/23	MSC	SEK	3,680	357,165	352,240	4,925	—
Expiring 02/15/23	MSC	SEK	2,333	229,072	223,272	5,800	—
Expiring 02/15/23	MSC	SEK	2,007	195,592	192,116	3,476	—
Expiring 02/15/23	MSC	SEK	1,677	163,405	160,501	2,904	—
Expiring 02/15/23	MSC	SEK	1,230	119,353	117,707	1,646	—
Expiring 02/15/23	MSC	SEK	1,113	109,055	106,493	2,562	—
Expiring 02/15/23	MSC	SEK	888	87,163	84,956	2,207	—
Expiring 02/15/23	MSC	SEK	676	64,771	64,715	56	—
Expiring 02/15/23	MSC	SEK	447	43,561	42,787	774	—

PGIM Wadhwani Systematic Absolute Return Fund
Schedule of Investments  (unaudited) (continued)
as of January 31, 2023
Forward foreign currency exchange contracts outstanding at January 31, 2023 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swedish Krona (cont’d.),
Expiring 02/15/23	MSC	SEK	338	$32,526	$32,394	$132	$—
Expiring 02/15/23	MSC	SEK	335	32,639	32,059	580	—
Expiring 02/15/23	MSC	SEK	113	10,842	10,798	44	—
Swiss Franc,
Expiring 02/15/23	MSC	CHF	286	310,493	312,518	—	(2,025)
Expiring 02/15/23	MSC	CHF	277	300,761	303,154	—	(2,393)
Expiring 02/15/23	MSC	CHF	238	259,525	260,929	—	(1,404)
Expiring 02/15/23	MSC	CHF	165	179,259	180,512	—	(1,253)
Expiring 02/15/23	MSC	CHF	136	148,634	148,583	51	—
Expiring 02/15/23	MSC	CHF	101	109,832	110,998	—	(1,166)
Expiring 02/15/23	MSC	CHF	83	90,101	90,731	—	(630)
Expiring 02/15/23	MSC	CHF	83	90,395	90,982	—	(587)
Expiring 02/15/23	MSC	CHF	65	70,337	71,113	—	(776)
Expiring 02/15/23	MSC	CHF	46	50,134	50,117	17	—
Expiring 02/15/23	MSC	CHF	28	30,063	30,368	—	(305)
Expiring 02/15/23	MSC	CHF	18	19,897	20,036	—	(139)
Expiring 02/15/23	MSC	CHF	18	20,071	20,202	—	(131)
Expiring 02/15/23	MSC	CHF	18	19,952	20,060	—	(108)
Expiring 02/15/23	MSC	CHF	9	9,975	10,081	—	(106)
Expiring 02/15/23	MSC	CHF	9	9,972	9,969	3	—
Expiring 02/15/23	MSC	CHF	9	10,016	10,081	—	(65)
Thai Baht,
Expiring 02/15/23	MSC	THB	3,637	109,984	110,361	—	(377)
Expiring 02/15/23	MSC	THB	1,312	40,140	39,818	322	—
Expiring 02/15/23	MSC	THB	984	30,047	29,854	193	—
Expiring 02/15/23	MSC	THB	330	10,015	10,013	2	—
				$34,883,708	$35,027,552	90,738	(234,582)
						$293,907	$(309,721)
* Less than 500.
Cross currency exchange contracts outstanding at January 31, 2023:
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
02/15/23	Buy	CZK	965	EUR	40	$569	$—	MSC

PGIM Wadhwani Systematic Absolute Return Fund
Schedule of Investments  (unaudited) (continued)
as of January 31, 2023
Cross currency exchange contracts outstanding at January 31, 2023 (continued):
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts (cont’d.):
02/15/23	Buy	CZK	2,896	EUR	120	$1,694	$—	MSC
02/15/23	Buy	CZK	21,965	EUR	910	13,078	—	MSC
02/15/23	Buy	EUR	90	SEK	1,014	898	—	MSC
02/15/23	Buy	EUR	450	SEK	5,069	4,521	—	MSC
02/15/23	Buy	EUR	830	SEK	9,350	8,331	—	MSC
02/15/23	Buy	EUR	1,030	SEK	11,591	11,592	—	MSC
02/15/23	Buy	EUR	1,040	NOK	11,172	11,770	—	MSC
02/15/23	Buy	HUF	4,041	EUR	10	289	—	MSC
02/15/23	Buy	HUF	20,202	EUR	50	1,443	—	MSC
02/15/23	Buy	HUF	36,371	EUR	90	2,617	—	MSC
02/15/23	Buy	PLN	518	EUR	110	—	(364)	MSC
02/15/23	Buy	PLN	518	EUR	110	—	(362)	MSC
02/15/23	Buy	PLN	1,129	EUR	240	—	(818)	MSC
						$56,802	$(1,544)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).